Share-based compensation - Summary of Share Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation.
Number of Options, Outstanding, Beginning Balance	10,077,125
Number of Options, Granted	202,320
Number of Options, Forfeited	43,290
Number of Options, Expired	32,507
Number of Options, Exercised	1,409,280
Number of Options, Outstanding, Ending Balance	8,794,368	10,077,125
Number of Options, Vested and expected to vest	8,794,368
Number of Options, Vested	8,179,427
Weighted-Average Exercise Price, Outstanding, Beginning Balance	¥ 7.66
Weighted-Average Exercise Price, Forfeited	5.54
Weighted-Average Exercise Price, Expired	2.56
Weighted-Average Exercise Price, Exercised	0.58
Weighted-Average Exercise Price, Outstanding, Ending Balance	8.65	¥ 7.66
Weighted-Average Exercise Price, Vested and expected to vest	8.65
Weighted-Average Exercise Price, Vested	9.67
Weighted-Average grant-date Fair Value per Option, Outstanding, Beginning Balance	11.93
Weighted-Average grant-date Fair Value per Option, Granted	2.04
Weighted-Average grant-date Fair Value per Option, Forfeited	12.85
Weighted-Average grant-date Fair Value per Option, Expired	0.22
Weighted-Average grant-date Fair Value per Option, Exercised	6.7
Weighted-Average grant-date Fair Value per Option, Outstanding, Ending Balance	12.58	¥ 11.93
Weighted-Average grant-date Fair Value per Option, Vested and expected to vest	12.58
Weighted-Average grant-date Fair Value per Option, Vested	¥ 13.57
Weighted Average Remaining Contractual Term (Years), Outstanding	5 years 4 months 20 days	5 years 11 months 12 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	5 years 4 months 20 days
Weighted Average Remaining Contractual Term (Years), Vested	5 years 3 months
Aggregate Intrinsic Value, Outstanding	¥ 12,923	¥ 6,302
Aggregate Intrinsic Value, Vested and expected to vest	12,923
Aggregate Intrinsic Value, Vested	¥ 10,744